Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Banco BBVA Argentina S.A.
Entity Central Index Key	0000913059
Entity File Number	001-12568
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	C1
Entity Address, Postal Zip Code	C1054AAA
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	AR
Auditor Name	Pistrelli, Henry Martin y Asociados S.R.L. (member of Ernst & Young Global Limited)	KPMG
Auditor Firm ID	1449	1410
Auditor Location	Argentina	Argentina
Entity Common Stock, Shares Outstanding	612,710,079
Entity Address, Address Line One	Av. Córdoba 111
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Business Contact [Member]
Document Information [Line Items]
Entity Address, Postal Zip Code	C1054AAA
Entity Address, Country	AR
Entity Address, Address Line One	Av. Córdoba 111 31°
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Contact Personnel Name	Eduardo González Correas
Local Phone Number	4348-0000
City Area Code	011
Extension	14483
Contact Personnel Email Address	egonzalezcorreas@bbva.com
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true